Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies
16.	Commitments and contingencies

(a)	Commitments

As of December 31, 2024, the Group entered into lease agreements as lessee with third parties for the operation of Langfang school. The Group has total future lease payment of RMB52,608,078. As of December 31, 2024, the Group did not have any purchase commitments or capital commitments.

(b)	Litigations

On December 18, 2023, Lishui Mengxiang, as applicant, filed an arbitration application against Beijing S.K. and its affiliates, as respondents in relation to the breach of the investment cooperation agreement entered into between the two parties on July 27, 2021 and a series of investment supplemental agreement entered into between the two parties during 2023 and 2024. The main arbitration claim was to request the respondents to pay the contract amount of RMB72.41 million and the liquidated damages of RMB20 million. On April 3, 2025, the Beijing Arbitration Commission rendered a final award granting the applicant’s main arbitration claims. As of the date of this annual report, Lishui Mengxiang has not yet received the aforementioned amount.

In the opinion of management, there were no other pending or threatened claims and litigation as of December 31, 2024 and through the issuance date of these consolidated financial statements.